UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1. Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 144.2%
Equity Investments(1) — 129.4%
United States — 118.8%
MLP(2)(3) — 35.9%
Alliance Holdings GP, L.P.	37	$1,932
Antero Midstream Partners LP	162	4,220
Arc Logistics Partners LP	80	1,481
Buckeye Partners, L.P.(4)	165	12,812
Columbia Pipeline Partners LP(5)	76	2,116
CONE Midstream Partners LP	21	461
Crestwood Equity Partners LP	269	1,705
Crestwood Midstream Partners LP	824	12,343
CSI Compressco LP	48	828
DCP Midstream Partners, LP	515	20,500
Energy Transfer Equity, L.P.	130	8,297
Energy Transfer Partners, L.P.(6)(7)	461	27,440
EnLink Midstream Partners LP	321	8,632
Enterprise Products Partners L.P.(6)	580	19,345
EV Energy Partners, L.P.	242	3,663
Exterran Partners, L.P.	434	10,170
Foresight Energy LP	359	6,049
Global Partners LP	273	10,871
Holly Energy Partners, L.P.	66	2,203
Legacy Reserves L.P.	105	1,208
MarkWest Energy Partners, L.P.(4)(8)	270	17,523
Midcoast Energy Partners, L.P.	80	1,228
Mid-Con Energy Partners, LP	614	3,771
ONEOK Partners, L.P.	447	18,665
PBF Logistics LP	65	1,589
Plains All American Pipeline, L.P.(8)	887	44,270
QEP Midstream Partners, LP	222	3,619
Regency Energy Partners LP(7)	1,464	35,707
Shell Midstream Partners, L.P.	130	5,078
Sprague Resources LP	67	1,631
Summit Midstream Partners, LP	108	3,900
SunCoke Energy Partners, L.P.	305	7,748
Sunoco Logistics Partners L.P.	42	1,844
Targa Resources Partners LP	66	2,905
USA Compression Partners, LP	123	2,395
USD Partners LP	149	1,962
Western Gas Partners, LP(4)	127	8,812
Williams Partners L.P.	550	28,112

		347,035

Midstream Company— 32.6%
Kinder Morgan, Inc.(4)	4,194	172,011
NiSource Inc.(4)	50	2,146
ONEOK, Inc.	570	25,217
Plains GP Holdings, L.P.(8)(9)	1,219	34,902
SemGroup Corporation(4)	25	1,933

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream Company (continued)
Spectra Energy Corp.(4)	319	$11,318
Targa Resources Corp.(4)	113	11,205
The Williams Companies, Inc.(4)	955	46,849
VTTI Energy Partners LP(9)	394	10,184

		315,765

Marine — 24.5%
Capital Product Partners L.P.(9)	2,058	19,138
Capital Product Partners L.P. — Class B Units(9)(10)(11)	3,333	34,033
Dynagas LNG Partners LP(9)	1,256	25,088
GasLog Partners LP(9)	92	2,345
Golar LNG Partners LP(9)	1,653	43,160
Höegh LNG Partners LP(9)	396	8,883
Kirby Corporation(4)(12)	80	6,166
KNOT Offshore Partners LP(9)	961	21,576
Navios Maritime Holdings Inc. — 8.625% Series H Preferred Shares	102	2,202
Navios Maritime Midstream Partners L.P.(9)	665	9,538
Navios Maritime Partners L.P.(9)	565	6,927
Seaspan Corporation — 7.95% Series D Preferred Shares	353	9,186
Seaspan Corporation — 8.25% Series E Preferred Shares	175	4,536
Teekay Corporation(4)	100	4,424
Teekay Offshore Partners L.P.(9)	1,799	39,463

		236,665

MLP Affiliate — 18.3%
Enbridge Energy Management, L.L.C.(4)(13)	4,744	176,840

		176,840

Other Energy Company — 6.2%
Abengoa Yield plc	264	8,650
Dominion Resources, Inc.(4)	28	2,019
HollyFrontier Corporation(4)	97	4,245
Marathon Petroleum Corporation(4)	84	8,852
NRG Yield, Inc.(4)	42	2,150
PBF Energy Inc.(4)	73	2,282
Phillips 66(4)	176	13,801
Seadrill Partners LLC(9)	381	5,832
TerraForm Power, Inc.	52	1,813
Tesoro Corporation(4)	25	2,296
Valero Energy Corporation(4)	138	8,513

		60,453

Upstream Income Trust — 1.3%
Enduro Royalty Trust	873	4,260
Pacific Coast Oil Trust	1,339	7,683
VOC Energy Trust	266	1,447

		13,390

Total United States (Cost — $730,208)		1,150,148

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Canada — 10.6%
Upstream Income Trust — 7.0%
ARC Resources Ltd.(6)	343	$6,629
Baytex Energy Corp.(6)	455	7,433
Bonavista Energy Corporation	1,169	6,692
Crescent Point Energy Corp.(6)	1,136	28,030
Pengrowth Energy Corporation	5,840	19,389

		68,173

Midstream Company — 3.6%
AltaGas Ltd.	60	2,159
Enbridge Inc.(4)	253	11,729
Gibson Energy Inc.(6)	48	1,014
Inter Pipeline Ltd.	120	3,176
Pembina Pipeline Corporation	406	12,955
TransCanada Corporation(4)	80	3,506

		34,539

Total Canada (Cost — $153,702)		102,712

Total Equity Investments (Cost — $883,910)		1,252,860

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 14.8%
United States — 13.6%
Upstream — 12.0%
American Eagle Energy Corporation(14)	11.000%	9/1/19	$4,800	$2,064
American Energy-Woodford, LLC	9.000	9/15/22	1,500	1,005
BlackBrush Oil & Gas, L.P.	(15)	7/30/21	12,700	10,287
California Resources Corporation	6.000	11/15/24	7,500	6,722
Canbriam Energy Inc.	9.750	11/15/19	2,250	2,250
Chief Oil & Gas LLC	(16)	8/8/21	4,000	3,740
CrownRock, L.P.	7.125	4/15/21	500	502
CrownRock, L.P.	7.750	2/15/23	3,875	4,011
Endeaver Energy Resources, L.P.	7.000	8/15/21	2,250	2,194
Energy & Exploration Partners, Inc.	(17)	1/22/19	997	848
Goodrich Petroleum Corporation	8.875	3/15/19	4,950	2,203
Halcón Resources Corporation	9.750	7/15/20	9,760	7,564
Jupiter Resources Inc.	8.500	10/1/22	10,000	8,150
Laredo Petroleum, Inc.	9.500	2/15/19	10,000	10,450
Magnum Hunter Resources Corporation	9.750	5/15/20	13,900	12,441
Midstates Petroleum Company, Inc.	10.750	10/1/20	5,150	3,296
Midstates Petroleum Company, Inc.	9.250	6/1/21	6,750	4,269
Parsley Energy Inc.	7.500	2/15/22	6,025	6,206
Resolute Energy Corporation	8.500	5/1/20	4,900	1,409
RKI Exploration & Production, LLC	8.500	8/1/21	14,865	14,196
RSP Permian, Inc.	6.625	10/1/22	1,200	1,213
Teine Energy Ltd.	6.875	9/30/22	2,500	2,237
Triangle USA Petroleum Corporation	6.750	7/15/22	800	660
Vantage Energy, LLC	(18)	12/31/18	8,930	7,948

				115,865

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Other Energy Company — 1.0%
Arch Coal, Inc.	7.250%	6/15/21	$13,500	$3,983
Ocean Rig UDW Inc.	7.250	4/1/19	2,500	1,531
Peabody Energy Corporation	6.000	11/15/18	5,000	4,550

				10,064

Midstream— 0.4%
Stonewall Gas Gathering LLC	(19)	1/26/22	3,750	3,750

				3,750

Marine — 0.2%
Navios Maritime Holdings Inc.	7.375	1/15/22	2,500	2,356

Total United States (Cost — $163,413)				132,035

Canada — 1.2%
Upstream — 1.2%
Athabasca Oil Corporation	7.500	11/19/17	(20)	10,734
Baytex Energy Corp.	5.625	6/1/24	420	398

Total Canada (Cost—$13,211)				11,132

Total Debt Investments (Cost — $176,624)				143,167

Total Long-Term Investments (Cost — $1,060,534)				1,396,027

	Strike Price	Expiration Date	No. of Contracts	Value
Call Option Contracts Written (12)
United States
MLP
Buckeye Partners, L.P.	$80.00	3/19/15	450	(18)
MarkWest Energy Partners, L.P.	62.50	3/19/15	850	(306)
MarkWest Energy Partners, L.P.	65.00	3/19/15	300	(63)
MarkWest Energy Partners, L.P.	70.00	4/16/15	380	(41)
Western Gas Partners, LP	75.00	3/19/15	150	(3)
Western Gas Partners, LP	80.00	3/19/15	150	(1)

				(432)

Midstream Company
Kinder Morgan, Inc.	42.50	3/19/15	2,820	(42)
Kinder Morgan, Inc.	42.50	4/16/15	3,000	(129)
NiSource Inc.	44.00	4/16/15	300	(22)
Spectra Energy Corp.	37.00	3/19/15	900	(16)
SemGroup Corporation	75.00	3/19/15	250	(77)
Targa Resources Corp.	100.00	3/19/15	250	(87)
Targa Resources Corp.	105.00	3/19/15	120	(10)
Targa Resources Corp.	110.00	3/19/15	130	(18)
The Williams Companies, Inc.	47.00	3/19/15	600	(132)
The Williams Companies, Inc.	48.00	3/19/15	300	(42)
The Williams Companies, Inc.	49.00	3/19/15	300	(28)
The Williams Companies, Inc.	50.00	3/19/15	300	(16)

				(619)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Marine
Kirby Corporation	$85.00	3/19/15	800	$(48)
Teekay Corporation	50.00	3/19/15	750	(15)

				(63)

MLP Affiliate
Enbridge Energy Management, L.L.C.	40.00	3/19/15	1,950	(49)

				(49)

Other Energy Company
Dominion Resources, Inc.	75.00	3/19/15	140	(4)
Dominion Resources, Inc.	77.50	3/19/15	140	(1)
HollyFrontier Corporation	42.00	3/19/15	425	(97)
HollyFrontier Corporation	43.00	3/19/15	175	(26)
HollyFrontier Corporation	43.00	4/16/15	180	(39)
HollyFrontier Corporation	44.00	4/16/15	180	(28)
Marathon Petroleum Corporation	100.00	3/19/15	300	(201)
Marathon Petroleum Corporation	105.00	3/19/15	543	(163)
NRG Yield, Inc.	55.00	4/16/15	300	(25)
PBF Energy Inc.	30.00	3/19/15	540	(138)
Phillips 66	75.00	3/19/15	350	(165)
Phillips 66	80.00	3/19/15	850	(123)
Tesoro Corporation	87.50	3/19/15	125	(75)
Tesoro Corporation	90.00	3/19/15	125	(52)
Valero Energy Corporation	55.00	3/19/15	700	(505)
Valero Energy Corporation	57.50	3/19/15	250	(114)
Valero Energy Corporation	60.00	3/19/15	340	(94)
Valero Energy Corporation	62.50	3/19/15	90	(12)

				(1,862)

Total United States (Premium Received — $2,053)				(3,025)

Canada
Midstream Company
Enbridge Inc.	50.00	4/16/15	800	(36)
TransCanada Corporation	45.00	4/16/15	800	(56)

Total Canada (Premium Received — $141)				(92)

Total Call Option Contracts Written (Premium Received — $2,194)				(3,117)

Debt				(318,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(120,000)
Other Assets in Excess of Other Liabilities				12,996

Net Assets Applicable To Common Stockholders				$967,906

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.5% of its total assets invested in publicly-traded partnerships at February 28, 2015. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(6)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(7)	On January 26, 2015, Regency Energy Partners LP entered into a definitive merger agreement with Energy Transfer Partners, L.P. The merger is expected to close in the second quarter of 2015.

(8)	The Fund believes that it is an affiliate of MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P.

(9)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(10)	Fair valued security, restricted from public sale.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(12)	Security is non-income producing.

(13)	Dividends are paid-in-kind.

(14)	On March 2, 2015, American Eagle Corporation (“American Eagle”) elected to utilize the 30-day grace period under its indenture with respect to the interest payment that was due. On April 2, 2015, American Eagle entered into a Forbearance Agreement with a group of noteholders (including Kayne Anderson), which expires on May 15, 2015, and made a partial interest payment. The Fund received $110 as its share of the partial interest payment. As of February 28, 2015, the Fund had $270 of accrued interest income. During the second fiscal quarter, the Fund established a $160 reserve against the accrual that exceeded the partial interest payment.

(15)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.50% as of February 28, 2015).

(16)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.50% as of February 28, 2015).

(17)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 675 basis points with a 1.00% LIBOR floor (7.75% as of February 28, 2015).

(18)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 750 basis points with a 1.00% LIBOR floor (8.50% as of February 28, 2015).

(19)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 775 basis points with a 1.00% LIBOR floor (8.75% as of February 28, 2015).

(20)	Principal amount is 14,830 Canadian dollars.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2015, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
American Eagle Energy Corporation	8/13/14	(2)	4,800	$4,759	$2,064	n/a	0.2%	0.1%
American Energy-Woodford LLC	9/11/14	(3)	1,500	1,441	1,005	n/a	0.1	0.1
Athabasca Oil Corporation	(4)	(2)	(5)	13,210	10,734	n/a	1.1	0.8
Baytex Energy Corporation	12/22/14	(2)	420	358	398	n/a	0.0	0.0
BlackBrush Oil & Gas, L.P.	7/21/14	(3)	12,700	12,611	10,287	n/a	1.1	0.6
California Resources Corporation	(4)	(2)	7,500	6,533	6,722	n/a	0.7	0.5
Canbriam Energy Inc.	11/10/14	(3)	2,250	2,120	2,250	n/a	0.2	0.2
Chief Oil & Gas LLC	5/12/14	(3)	4,000	3,963	3,740	n/a	0.4	0.3
CrownRock, L.P.	12/30/14	(3)	500	472	502	n/a	0.1	0.0
CrownRock, L.P.	2/3/15	(3)	3,875	3,818	4,011	n/a	0.4	0.3
Endeaver Energy Resources, LP	(4)	(3)	2,250	1,988	2,194	n/a	0.3	0.2
Energy & Exploration Partners, Inc.	12/22/14	(3)	997	719	848	n/a	0.1	0.1
Jupiter Resources Inc.	9/11/14	(3)	10,000	9,596	8,150	n/a	0.8	0.5
Navios Maritime Holdings Inc.	(4)	(2)	2,500	2,587	2,356	n/a	0.2	0.2
Ocean Rig UDW Inc.	7/17/14	(2)	2,500	2,464	1,531	n/a	0.2	0.1
Parsley Energy Inc.	(4)	(2)	6,025	6,138	6,206	n/a	0.6	0.4
RKI Exploration & Production, LLC	(4)	(3)	14,865	14,675	14,196	n/a	1.5	1.0
RSP Permian, Inc.	9/23/14	(2)	1,200	1,200	1,213	n/a	0.1	0.1
Stonewall Gas Gathering LLC	1/26/15	(3)	3,750	3,564	3,750	n/a	0.4	0.3
Teine Energy Ltd.	9/9/14	(3)	2,500	2,482	2,237	n/a	0.2	0.2
Triangle USA Petroleum Corporation	7/15/14	(2)	800	800	660	n/a	0.1	0.0
Vantage Energy, LLC	(4)	(3)	8,930	8,875	7,948	n/a	0.8	0.6

Total				$104,373	$93,002		9.6%	6.6%

Level 3 Investments(6)
Capital Product Partners L.P.
Class B Units	5/21/12	(2)	3,333	$24,697	$34,033	10.21	3.5%	2.4%

Total of all restricted securities				$129,070	$127,038		13.1%	9.0%

(1)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(2)	Unregistered or restricted security of a publicly-traded company.

(3)	Unregistered security of a private company.

(4)	Security was acquired at various dates during the three months ended February 28, 2015 and/or in prior fiscal years.

(5)	Principal amount is 14,830 Canadian dollars.

(6)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At February 28, 2015, the cost basis of investments for federal income tax purposes was $1,075,076. At February 28, 2015, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$461,086
Gross unrealized depreciation	(140,047)

Net unrealized appreciation	$321,039

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2015 and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,252,860	$1,218,827	$—	$34,033
Debt investments	143,167	—	143,167	—

Total assets at fair value	$1,396,027	$1,218,827	$143,167	$34,033

Liabilities at Fair Value
Call option contracts written	$3,117	$—	$3,117	$—

For the three months ended February 28, 2015, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2015.

Equity Investments
Balance — November 30, 2014	$29,467
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	4,566

Balance — February 28, 2015	$34,033

The $4,566 of net unrealized gains presented in the table above for the three months ended February 28, 2015 relate to investments that are still held at February 28, 2015.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2015
Call options written	Call option contracts written	$(3,117)

The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

Derivatives Not Accounted for as Hedging Instruments		For the Three Months Ended February 28, 2015
	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$1,287	$(1,356)

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2015, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	97.1%
Equity securities	89.7%
Debt securities	10.3%
Securities of MLPs(1)	37.5%
Largest single issuer	12.3%
Restricted securities	9.1%

(1)	Securities of MLPs consist of master limited partnerships and limited liability companies taxed as partnerships.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2015 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2015

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2015